Condensed Consolidated Interim Statements of Comprehensive Income - MXN ($) $ in Thousands	3 Months Ended				9 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023
Net revenues
Domestic	$ 254,847,325		$ 253,551,494		$ 736,673,311		$ 714,792,445
Export	170,662,040		207,529,553		502,900,362		576,781,538
Services income	612,634		728,212		1,974,771		2,831,115
Total revenues	426,121,999		461,809,259		1,241,548,444		1,294,405,098
(Impairment) of wells, pipelines, properties, plant and equipment, net	(34,292,454)		(8,113,061)		(51,841,445)		(74,197,552)
Cost of sales	346,444,413		368,020,514		1,032,195,736		1,000,565,653
Gross income	45,385,132		85,675,684		157,511,263		219,641,893
Other revenues (expenses):
Distribution, transportation and sale expenses	3,529,791		1,133,458		11,262,411		8,622,813
Administrative expenses	43,540,791		40,529,871		128,017,247		120,014,336
Other revenues	3,332,125		2,939,011		11,913,242		15,109,459
Other expenses	1,138,712		15,289,000		4,591,260		17,959,348
Operating income	507,963		31,662,366		25,553,587		88,154,855
Finance income	2,075,540	[1]	7,510,892	[1]	12,269,991	[2]	15,735,423	[2]
Finance costs	42,612,769	[3]	36,505,707	[3]	113,713,251	[4]	111,286,524	[4]
Derivative financial instruments (cost), net	2,499,784		(9,437,395)		(13,283,533)		(6,649,056)
Foreign exchange (loss) income — net	(130,111,060)		(47,794,436)		(256,406,202)		182,881,696
Sum of financing cost, net, derivative financial instruments (cost), net and foreign exchange (loss) income, net	(168,148,505)		(86,226,646)		(371,132,995)		80,681,539
Profit sharing in associates	156,623		168,207		421,839		320,176
(Loss) income before duties, taxes and other	(167,483,919)		(54,396,073)		(345,157,569)		169,156,570
Profit sharing duty, net	1,137,598		69,580,245		78,258,705		206,782,745
Income tax expense (benefit)	(7,166,116)		(44,841,959)		6,686,484		(40,650,971)
Total duties, taxes and other	(6,028,518)		24,738,286		84,945,189		166,131,774
Net (loss) income	(161,455,401)		(79,134,359)		(430,102,758)		3,024,796
Currency translation effect	32,566,622		10,420,279		72,312,743		(41,835,104)
Actuarial gains - employee benefits, net of taxes	(10,052,530)		125,479,436		121,078,069		125,479,436
Total other comprehensive results	22,514,092		135,899,715		193,390,812		83,644,332
Net (loss) income attributable to:
Controlling interest	(161,335,312)		(79,134,482)		(429,954,398)		3,056,541
Non-controlling interest	(120,089)		123		(148,360)		(31,745)
Net (loss) income	(161,455,401)		(79,134,359)		(430,102,758)		3,024,796
Other comprehensive results attributable to:
Controlling interest	22,509,993		135,763,177		193,381,482		83,513,451
Non-controlling interest	4,099		136,538		9,330		130,881
Total other comprehensive results	22,514,092		135,899,715		193,390,812		83,644,332
Comprehensive results attributable to:
Controlling interest	(138,825,319)		56,628,695		(236,572,916)		86,569,992
Non-controlling interest	(115,990)		136,661		(139,030)		99,136
Total comprehensive (loss) income	$ (138,941,309)		$ 56,765,356		$ (236,711,946)		$ 86,669,128

[1]	Includes financing income from investments and gains resulting from changes on discount rate of plugging of wells in 2024 and 2023.
[2]	Includes financing income from investments and gains resulting from changes on discount rate of plugging of wells in 2024 and 2023.
[3]	Mainly interest on debt.
[4]	Mainly interest on debt.